TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Accrued liabilities to contracted licence payments	$ 176,000	$ 0